Schedule of borrowings (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Total	£ 146	£ 200	£ 412
Total	620	60	5,670
Finance Lease [Member]
IfrsStatementLineItems [Line Items]
Total	146	93	233
Total	620	60	912
Government and Research Loans [Member]
IfrsStatementLineItems [Line Items]
Total	0	107	179
Total	£ 0	£ 0	£ 4,758